SUBSEQUENT EVENTS (Details) - USD ($)		4 Months Ended	9 Months Ended
	Nov. 13, 2023	Nov. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Nov. 06, 2023	Aug. 11, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS.
Convertible notes			$ 422,000	$ 50,000
Amount held in trust account			$ 98,945,768					$ 94,209,804
Subsequent events
SUBSEQUENT EVENTS.
Amount held in trust account						$ 77,333,961
Subsequent events | ConnectM
SUBSEQUENT EVENTS.
Convertible notes	$ 70,000	$ 445,000
Amount held in trust account	$ 920,000	$ 325,715			$ 2,165,715		$ 920,000